Segment Information (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Segment Reporting Information
The following tables include a reconciliation of segment revenues, cost of revenues, and gross profits to loss before income taxes (in thousands):

	Three Months Ended September 30, 2021
	Print	Software and Payments	All other	Consolidated
Revenues:
Subscription and transaction	$4,367	$26,009	$—	$30,376
Services and other	—	—	2,356	2,356
Subscription, transaction, and services	4,367	26,009	2,356	32,732
Reimbursable costs	8,625	—	—	8,625
Total revenues	12,992	26,009	2,356	41,357
Cost of Revenues:
Cost of subscription, transaction, and services revenue	1,706	3,833	3,829	9,368
Cost of reimbursable costs	8,625	—	—	8,625
Total cost of revenues	10,331	3,833	3,829	17,993
Gross profit:
Total segment gross profit (loss)	$2,661	$22,176	$(1,473)	$23,364
Total segment gross margin	20%	85%	(63)%	56%
Subscription, transaction, and services gross margin	61%	85%	(63)%	71%
Unallocated amounts:
Sales, marketing, research, development, and administrative expenses				(33,601)
Depreciation and amortization				(1,205)
Interest, loss on extinguishment of debt, changes in fair value of financial instruments, and other income (expenses)				275
Loss before income taxes				$(11,167)

	Three Months Ended September 30, 2020
	Print	Software and Payments	All other	Consolidated
Revenues:
Subscription and transaction	$4,724	$21,406	$—	$26,130
Services and other	—	—	2,678	2,678
Subscription, transaction, and services	4,724	21,406	2,678	28,808
Reimbursable costs	9,486	—	—	9,486
Total revenues	14,210	21,406	2,678	38,294
Cost of Revenues:
Cost of subscription, transaction, and services revenue	2,064	3,447	3,066	8,577
Cost of reimbursable costs	9,486	—	—	9,486
Total cost of revenues	11,550	3,447	3,066	18,063
Gross profit:
Total segment gross profit (loss)	$2,660	$17,959	$(388)	$20,231
Total segment gross margin	19%	84%	(14)%	53%
Subscription, transaction, and services gross margin	56%	84%	(14)%	70%
Unallocated amounts:
Sales, marketing, research, development, and administrative expenses				(19,949)
Depreciation and amortization				(1,402)
Interest, loss on extinguishment of debt, changes in fair value of financial instruments, and other expenses				(1,562)
Loss before income taxes				$(2,682)

	Nine Months Ended September 30, 2021
	Print	Software and Payments	All other	Consolidated
Revenues:
Subscription and transaction	$13,355	$76,276	$—	$89,631
Services and other	—	—	7,809	7,809
Subscription, transaction, and services	13,355	76,276	7,809	97,440
Reimbursable costs	26,085	—	—	26,085
Total revenues	39,440	76,276	7,809	123,525
Cost of revenues:
Cost of subscription, transaction, and services revenue	5,532	11,224	11,225	27,981
Cost of reimbursable costs	26,085	—	—	26,085
Total cost of revenues	31,617	11,224	11,225	54,066
Gross profit:
Total segment gross profit (loss)	$7,823	$65,052	$(3,416)	$69,459
Total segment gross margin	20%	85%	(44)%	56%
Subscription, transaction, and services gross margin	59%	85%	(44)%	71%
Unallocated amounts:
Sales, marketing, research, development, and administrative expenses				(97,708)
Depreciation and amortization				(3,924)
Interest, loss on extinguishment of debt, changes in fair value of financial instruments, and other expenses				(12,421)
Loss before income taxes				$(44,594)

	Nine Months Ended September 30, 2020
	Print	Software and Payments	All other	Consolidated
Revenues:
Subscription and transaction	$13,958	$59,107	$—	$73,065
Services and other	—	—	5,913	5,913
Subscription, transaction, and services	13,958	59,107	5,913	78,978
Reimbursable costs	28,052	—	—	28,052
Total revenues	42,010	59,107	5,913	107,030
Cost of Revenues:
Cost of subscription, transaction, and services revenue	6,573	9,440	8,087	24,100
Cost of reimbursable costs	28,052	—	—	28,052
Total cost of revenues	34,625	9,440	8,087	52,152
Gross profit:
Total segment gross profit (loss)	$7,385	$49,667	$(2,174)	$54,878
Total segment gross margin	18%	84%	(37)%	51%
Subscription, transaction, and services gross margin	53%	84%	(37)%	69%
Unallocated amounts:
Sales, marketing, research, development, and administrative expenses				(59,781)
Depreciation and amortization				(4,223)
Interest, loss on extinguishment of debt, changes in fair value of financial instruments, and other expenses				(3,438)
Loss before income taxes				$(12,564)

The Company’s segment information is as follows:

	December 31, 2020
	Print	Software and Payments	All other	Total
Revenues:
Subscription and transaction	$18,445	$81,164	$—	$99,609
Services and other	—	—	8,960	8,960
Subscription, transaction and services	18,445	81,164	8,960	108,569
Reimbursable costs	37,116	—	—	37,116
Total revenues	55,561	81,164	8,960	145,685

Cost of Revenues:
Cost of subscription, transaction and services revenue	8,492	12,571	11,468	32,531
Cost of reimbursable costs	37,116	—	—	37,116
Total cost of revenues, excluding depreciation and amortization	45,608	12,571	11,468	69,647

Segment gross profit - subscription, transaction and services	9,953	68,593	(2,508)	76,038
Segment gross profit - reimbursable costs	—	—	—	—
Total segment gross profit, excluding depreciation and amortization	$9,953	$68,593	$(2,508)	$76,038

Total segment gross margin, excluding depreciation and amortization	17.90%	84.50%	(28.00)%	52.20%
Segment gross margin - subscription, transaction and services	54.00%	84.50%	(28.00)%	70.00%
Unallocated amounts:
Sales and marketing				$23,420
Research and development				36,468
General and administrative				22,188
Depreciation and amortization				5,624
Interest income				(18)
Interest expense				4,661
Other (income)/expense, net				518
Loss before income taxes				$(16,823)

	December 31, 2019
	Print	Software and Payments	All other	Total
Revenues:
Subscription and transaction	$20,612	$68,864	$—	$89,476
Services and other	—	—	6,984	6,984
Subscription, transaction and services	20,612	68,864	6,984	96,460
Reimbursable costs	40,008	—	—	40,008
Total revenues	60,620	68,864	6,984	136,468

Cost of Revenues:
Cost of subscription, transaction and services revenue	9,642	11,900	10,473	32,015
Cost of reimbursable costs	40,008	—	—	40,008
Total cost of revenues, excluding depreciation and amortization	49,650	11,900	10,473	72,023

Segment gross profit - subscription, transaction and services	10,970	56,964	(3,489)	64,445
Segment gross profit - reimbursable costs	—	—	—	—
Total segment gross profit, excluding depreciation and amortization	$10,970	$56,964	$(3,489)	$64,445

Total segment gross margin, excluding depreciation and amortization	18.1%	82.7%	(50.0)%	47.2%
Segment gross margin - subscription, transaction and services	53.2%	82.7%	(50.0)%	66.8%
Unallocated amounts:
Sales and marketing				$22,098
Research and development				34,285
General and administrative				23,297
Depreciation and amortization				5,881
Interest income				(1)
Interest expense				1,507
Other (income)/expense, net				21
Loss before income taxes				$(22,643)

	December 31, 2018
	Print	Software and Payments	All other	Total
Revenues:
Subscription and transaction	$21,120	$53,605	$—	$74,725
Services and other	—	—	4,846	4,846
Subscription, transaction and services	21,120	53,605	4,846	79,571
Reimbursable costs	40,944	—	—	40,944
Total revenues	62,064	53,605	4,846	120,515

Cost of Revenues:
Cost of subscription, transaction and services revenue	10,517	8,271	7,779	26,567
Cost of reimbursable costs	40,944	—	—	40,944
Total cost of revenues, excluding depreciation and amortization	51,461	8,271	7,779	67,511

Segment gross profit - subscription, transaction and services	10,603	45,334	(2,933)	53,004
Segment gross profit - reimbursable costs	—	—	—	—
Total segment gross profit, excluding depreciation and amortization	$10,603	$45,334	$(2,933)	$53,004

Total segment gross margin, excluding depreciation and amortization	17.1%	84.6%	(60.5)%	44.0%
Segment gross margin - subscription, transaction and services	50.2%	84.6%	(60.5)%	67.0%
Unallocated amounts:
Sales and marketing				$21,677
Research and development				23,606
General and administrative				18,743
Depreciation and amortization				6,040
Interest income				(136)
Interest expense				814
Other (income)/expense, net				422
Loss before income taxes				$(18,162)